Details of Significant Accounts - Income tax, schedule of expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/assessed	$ 42,475
Unused amount	41,638
Unrecognized deferred income tax assets	41,638
2016
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/assessed	4,867
Unused amount	4,043
Unrecognized deferred income tax assets	4,043
2017
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/assessed	3,601
Unused amount	3,601
Unrecognized deferred income tax assets	3,601
2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/assessed	1,888
Unused amount	1,888
Unrecognized deferred income tax assets	1,888
2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/assessed	6,416
Unused amount	6,416
Unrecognized deferred income tax assets	6,416
2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/assessed	4,094
Unused amount	4,094
Unrecognized deferred income tax assets	4,094
2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/assessed	9,355
Unused amount	9,342
Unrecognized deferred income tax assets	9,342
2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/assessed	9,274
Unused amount	9,274
Unrecognized deferred income tax assets	9,274
2025
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount filed/assessed	2,980
Unused amount	2,980
Unrecognized deferred income tax assets	$ 2,980